 Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/30/2018
Distribution Date:	9/14/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$26,101,661,600

OSFI Covered Bond Limit			$38,361,812,962

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/30/2018
Distribution Date:	9/14/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/30/2018
Distribution Date:	9/14/2018

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$26,101,661,600

A = Lesser of (i) LTV Adjusted Loan Balance and			33,118,868,943		A (i)	34,917,516,825
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	33,118,868,943
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			359,983,921
Total: A + B + C + D + E - F			32,758,885,022

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.4%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			26,625,925,415

A = lesser of (i) Present Value of outstanding loan balance of			34,534,403,973
Performing Eligible Loans(5) and (ii) 80% of Market Value of
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			34,534,403,973

Intercompany Loan Balance

Guarantee Loan			27,519,480,801
Demand Loan			8,302,554,977
Total			35,822,035,778

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
August 30, 2018	N/A		N/A

Portfolio Flow of Funds

	30-Aug-18		31-Jul-18
Cash Inflows
Principal Receipts	572,289,301.36		692,602,280.27
Sale of Loans	87,431,444.04		134,842,761.42
Revenue Receipts	85,043,384.18		92,613,224.73
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(84,821,309.48)	(7)	(92,334,846.75)	(8)
Purchase of Loans	(33,558,802.09)		(53,998,595.80)
Intercompany Loan Repayment	(626,161,943.31)	(7)	(773,446,445.89)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(57,099.03)		(1,232.12)
Net Inflows/(Outflows)	164,975.67		277,145.86

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.4160%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on September 17th, 2018.

(8) This amount was paid out on August 17th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/30/2018
Distribution Date:	9/14/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$ 35,524,470,947
Current Month Ending Balance(1)	$ 34,898,302,639
Number of Mortgage Loans in Pool	168,136
Average Loan Size	$207,560
Number of Primary Borrowers	145,219
Number of Properties	150,780

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	50.75%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.97%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.25%
Weighted Average Seasoning of Loans in the Portfolio	24.84	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.86%
Weighted Average Original Term of Loans in the Portfolio	54.67	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	29.84	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.10	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	168,045	99.95%	34,875,075,380	99.93%
30 to 59 Days Past Due	67	0.04%	16,382,147	0.05%
60 to 89 Days Past Due	24	0.01%	6,845,113	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	168,136	100.00%	34,898,302,639	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,184	11.41%	4,478,497,700	12.83%
British Columbia	22,505	13.38%	6,277,721,972	17.99%
Manitoba	3,136	1.87%	447,078,337	1.28%
New Brunswick	4,084	2.43%	421,968,441	1.21%
Newfoundland	4,200	2.50%	612,843,435	1.76%
Northwest Territories	51	0.03%	10,323,767	0.03%
Nova Scotia	6,156	3.66%	796,479,344	2.28%
Nunavut	-	0.00%	-	0.00%
Ontario	85,108	50.62%	18,045,364,276	51.71%
Prince Edward Island	844	0.50%	92,184,944	0.26%
Quebec	17,731	10.55%	2,741,716,714	7.86%
Saskatchewan	4,847	2.88%	917,170,696	2.63%
Yukon	290	0.17%	56,953,014	0.16%
Total	168,136	100.00%	34,898,302,639	100.00%

Portfolio Credit Bureau Score Distribution

FICO®8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,359	1.40%	501,313,347	1.44%
599 or less	1,341	0.80%	271,427,800	0.78%
600 - 650	3,017	1.79%	644,504,609	1.85%
651 - 700	10,458	6.22%	2,295,000,981	6.58%
701 - 750	20,873	12.41%	4,596,933,059	13.17%
751 - 800	31,462	18.71%	6,979,479,125	20.00%
801 and Above	98,626	58.66%	19,609,643,718	56.19%
Total	168,136	100.00%	34,898,302,639	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/30/2018
Distribution Date:	9/14/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	130,668	77.72%	25,670,909,001	73.56%
Variable	37,468	22.28%	9,227,393,638	26.44%
Total	168,136	100.00%	34,898,302,639	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	134,866	80.21%	26,004,254,776	74.51%
Non-STEP	33,270	19.79%	8,894,047,863	25.49%
Total	168,136	100.00%	34,898,302,639	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,568	8.07%	3,054,272,368	8.75%
Owner Occupied	154,568	91.93%	31,844,030,271	91.25%
Total	168,136	100.00%	34,898,302,639	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	34,160	20.32%	8,089,376,226	23.18%
2.5000 - 2.9999	75,020	44.62%	14,025,575,829	40.19%
3.0000 - 3.4999	50,839	30.24%	11,267,169,527	32.29%
3.5000 - 3.9999	7,260	4.32%	1,363,631,229	3.91%
4.0000 - 4.4999	262	0.16%	40,804,635	0.12%
4.5000 - 4.9999	314	0.19%	56,100,268	0.16%
5.0000 - 5.4999	94	0.06%	9,991,660	0.03%
5.5000 and Above	187	0.11%	45,653,264	0.13%
Total	168,136	100.00%	34,898,302,639	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,228	11.44%	1,522,544,693	4.36%
20.01-25.00	7,915	4.71%	1,086,155,422	3.11%
25.01-30.00	8,939	5.32%	1,467,984,549	4.21%
30.01-35.00	10,850	6.45%	2,097,581,698	6.01%
35.01-40.00	13,003	7.73%	2,744,336,553	7.86%
40.01-45.00	14,330	8.52%	3,219,463,976	9.23%
45.01-50.00	15,860	9.43%	3,716,754,620	10.65%
50.01-55.00	17,354	10.32%	4,064,533,759	11.65%
55.01-60.00	16,369	9.74%	4,042,147,153	11.58%
60.01-65.00	13,639	8.11%	3,431,237,565	9.83%
65.01-70.00	13,154	7.82%	3,221,411,879	9.23%
70.01-75.00	9,644	5.74%	2,380,709,166	6.82%
75.01-80.00	6,055	3.60%	1,479,902,049	4.24%
80.01-90.00	1,685	1.00%	401,575,338	1.15%
90.01-100.00	95	0.06%	19,464,488	0.06%
Over 100.00	16	0.01%	2,499,731	0.01%
Total	168,136	100.00%	34,898,302,639	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/30/2018
Distribution Date:	9/14/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	18,933	11.26%	3,350,334,423	9.60%
12.00 - 23.99	41,993	24.98%	7,539,538,696	21.60%
24.00 - 35.99	50,377	29.96%	10,872,814,401	31.16%
36.00 - 41.99	33,241	19.77%	8,138,263,250	23.32%
42.00 - 47.99	12,901	7.67%	2,771,878,104	7.94%
48.00 - 53.99	6,498	3.86%	1,433,502,852	4.11%
54.00 - 59.99	3,291	1.96%	623,012,163	1.79%
60.00 - 65.99	721	0.43%	135,004,068	0.39%
66.00 - 71.99	29	0.02%	5,531,377	0.02%
72.00 and Above	152	0.09%	28,423,305	0.08%
Total	168,136	100.00%	34,898,302,639	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	46,534	27.68%	2,769,700,089	7.94%
100,000 - 149,999	27,801	16.53%	3,473,920,422	9.95%
150,000 - 199,999	25,246	15.02%	4,397,867,513	12.60%
200,000 - 249,999	19,921	11.85%	4,464,219,566	12.79%
250,000 - 299,999	14,972	8.90%	4,094,254,199	11.73%
300,000 - 349,999	9,778	5.82%	3,162,466,477	9.06%
350,000 - 399,999	6,661	3.96%	2,486,050,091	7.12%
400,000 - 449,999	4,349	2.59%	1,842,438,581	5.28%
450,000 - 499,999	3,176	1.89%	1,503,201,162	4.31%
500,000 - 549,999	2,329	1.39%	1,220,352,368	3.50%
550,000 - 599,999	1,805	1.07%	1,034,944,743	2.97%
600,000 - 649,999	1,279	0.76%	798,112,861	2.29%
650,000 - 699,999	894	0.53%	602,108,199	1.73%
700,000 - 749,999	731	0.43%	528,860,984	1.52%
750,000 - 799,999	536	0.32%	414,620,839	1.19%
800,000 - 849,999	480	0.29%	396,074,749	1.13%
850,000 - 899,999	374	0.22%	326,810,525	0.94%
900,000 - 949,999	337	0.20%	311,384,134	0.89%
950,000 - 999,999	200	0.12%	194,577,954	0.56%
1,000,000 or Greater	733	0.44%	876,337,183	2.51%
Total	168,136	100.00%	34,898,302,639	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	27,288	16.23%	5,272,954,723	15.11%
Single Family	133,923	79.65%	28,015,212,494	80.28%
Multi Family	6,178	3.67%	1,459,374,534	4.18%
Other	747	0.44%	150,760,888	0.43%
Total	168,136	100.00%	34,898,302,639	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/30/2018
Distribution Date:	9/14/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	75,225,507	53,736,690	71,497,257	90,956,326	116,028,914	134,448,122	195,042,292	242,219,362	354,987,834	446,940,169	571,576,333	1,015,449,305	847,748,530	260,757,020	1,884,038	-	4,478,497,700	12.83%
	Current and Less Than 30 Days Past Due	75,225,507	53,736,690	71,497,257	90,956,326	115,867,780	134,121,331	194,742,432	242,219,362	354,987,834	446,940,169	571,366,210	1,014,929,066	846,957,731	260,757,020	1,884,038	-	4,476,188,754	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	280,151	-	-	-	-	-	255,344	417,509	-	-	-	953,004	0.02%
	60 to 89 Days Past Due	-	-	-	-	161,134	46,640	299,860	-	-	-	210,123	264,894	373,290	-	-	-	1,355,941	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	426,844,385	293,657,377	406,839,755	624,885,913	761,060,573	875,560,976	742,638,590	630,714,984	552,412,872	452,396,312	315,379,136	130,701,018	57,396,611	6,350,944	882,526	-	6,277,721,972	17.99%
	Current and Less Than 30 Days Past Due	426,710,664	293,657,377	406,518,629	623,744,031	760,694,019	874,640,733	742,638,590	630,524,657	551,771,904	452,191,609	315,379,136	130,701,018	57,396,611	6,350,944	882,526	-	6,273,802,448	99.94%
	30 to 59 Days Past Due	133,721	-	321,126	-	-	548,501	-	190,327	640,968	204,703	-	-	-	-	-	-	2,039,346	0.03%
	60 to 89 Days Past Due	-	-	-	1,141,882	366,554	371,742	-	-	-	-	-	-	-	-	-	-	1,880,178	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,528,494	7,406,563	10,983,978	12,066,977	16,960,217	26,155,016	29,285,163	40,081,419	51,533,967	64,526,969	76,123,107	81,147,468	21,127,465	547,636	603,899	-	447,078,337	1.28%
	Current and Less Than 30 Days Past Due	8,528,494	7,406,563	10,983,978	12,066,977	16,903,631	26,155,016	29,285,163	40,004,385	51,533,967	64,188,227	75,919,608	80,945,675	21,127,465	547,636	603,899	-	446,200,684	99.80%
	30 to 59 Days Past Due	-	-	-	-	56,586	-	-	77,034	-	338,741	203,498	201,794	-	-	-	-	877,654	0.20%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,466,439	8,765,009	8,905,893	14,579,646	26,014,708	35,730,319	53,369,903	86,511,889	80,760,794	47,740,294	35,514,602	7,214,972	5,393,973	-	-	-	421,968,441	1.21%
	Current and Less Than 30 Days Past Due	11,466,439	8,765,009	8,905,893	14,579,646	26,014,708	35,730,319	53,288,260	86,511,889	80,657,793	47,740,294	35,514,602	7,214,972	5,393,973	-	-	-	421,783,797	99.96%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	103,002	-	-	-	-	-	-	-	103,002	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	81,642	-	-	-	-	-	-	-	-	-	81,642	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,546,091	9,494,657	13,199,594	18,172,670	31,032,192	49,638,382	70,200,786	123,103,279	120,604,666	62,151,447	64,139,162	17,417,054	21,867,123	276,332	-	-	612,843,435	1.76%
	Current and Less Than 30 Days Past Due	11,546,091	9,494,657	13,199,594	18,172,670	31,032,192	49,638,382	69,686,044	122,900,543	120,604,666	62,151,447	64,139,162	17,417,054	21,867,123	276,332	-	-	612,125,957	99.88%
	30 to 59 Days Past Due	-	-	-	-	-	-	378,283	202,736	-	-	-	-	-	-	-	-	581,018	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	136,460	-	-	-	-	-	-	-	-	-	136,460	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	472,858	81,488	277,565	211,234	845,085	695,788	1,649,063	2,380,552	1,524,344	1,474,131	-	711,658	-	-	-	-	10,323,767	0.03%
	Current and Less Than 30 Days Past Due	472,858	81,488	277,565	211,234	845,085	695,788	1,649,063	2,380,552	1,524,344	1,474,131	-	711,658	-	-	-	-	10,323,767	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	22,661,542	16,641,581	21,953,006	29,001,725	39,020,617	60,526,547	82,584,396	149,831,683	149,938,617	97,255,397	86,883,129	26,802,437	12,380,875	579,636	418,157	-	796,479,344	2.28%
	Current and Less Than 30 Days Past Due	22,661,542	16,478,627	21,953,006	29,001,725	39,020,617	60,526,547	82,518,955	149,149,933	149,938,617	97,104,431	86,883,129	26,802,437	12,380,875	579,636	418,157	-	795,418,234	99.87%
	30 to 59 Days Past Due	-	162,954	-	-	-	-	-	153,138	-	150,966	-	-	-	-	-	-	467,058	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	65,441	528,612	-	-	-	-	-	-	-	-	594,053	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	871,513,163	628,263,463	841,587,230	1,178,642,422	1,586,361,121	1,821,719,907	2,232,169,714	2,342,045,141	2,215,135,821	1,734,675,137	1,446,870,471	611,875,972	391,235,805	128,125,901	12,835,765	2,307,243	18,045,364,276	51.71%
	Current and Less Than 30 Days Past Due	871,291,913	628,052,438	841,419,550	1,178,090,275	1,585,757,743	1,820,433,572	2,231,486,685	2,339,978,029	2,214,299,181	1,734,230,665	1,444,799,451	611,875,972	391,235,805	127,548,026	12,835,765	2,307,243	18,035,642,314	99.95%
	30 to 59 Days Past Due	221,250	211,025	167,679	552,147	603,378	764,574	358,591	1,015,248	836,639	444,472	2,071,021	-	-	577,875	-	-	7,823,899	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	521,760	324,438	1,051,864	-	-	-	-	-	-	-	-	1,898,062	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,936,826	1,974,656	2,463,855	3,298,525	5,034,707	7,898,221	11,347,221	21,578,806	15,776,739	7,835,853	9,189,521	1,292,575	1,557,439	-	-	-	92,184,944	0.26%
	Current and Less Than 30 Days Past Due	2,936,826	1,974,656	2,463,855	3,298,525	5,034,707	7,898,221	11,347,221	21,578,806	15,776,739	7,835,853	9,189,521	1,292,575	1,557,439	-	-	-	92,184,944	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	69,777,089	48,931,632	66,142,846	93,925,327	112,831,346	137,709,058	192,407,705	240,735,965	283,403,464	385,825,725	524,800,544	470,458,371	107,005,851	4,729,200	2,840,103	192,488	2,741,716,714	7.86%
	Current and Less Than 30 Days Past Due	69,706,288	48,931,632	66,142,846	93,860,921	112,831,346	137,523,918	192,407,705	240,373,522	283,211,317	384,888,826	524,191,472	470,015,586	107,005,851	4,729,200	2,840,103	192,488	2,738,853,020	99.90%
	30 to 59 Days Past Due	-	-	-	64,407	-	185,140	-	362,443	192,147	754,896	609,072	442,785	-	-	-	-	2,610,889	0.10%
	60 to 89 Days Past Due	70,802	-	-	-	-	-	-	-	-	182,003	-	-	-	-	-	-	252,805	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,188,954	15,789,874	22,384,607	28,877,815	45,471,318	62,383,351	99,440,136	175,518,473	210,611,299	123,635,641	84,182,554	16,799,206	12,678,798	208,670	-	-	917,170,696	2.63%
	Current and Less Than 30 Days Past Due	19,188,954	15,789,874	22,311,773	28,877,815	45,471,318	62,279,040	99,440,136	175,138,640	210,611,299	122,922,876	83,880,048	16,799,206	12,678,798	208,670	-	-	915,598,448	99.83%
	30 to 59 Days Past Due	-	-	72,833	-	-	104,311	-	379,832	-	66,795	302,506	-	-	-	-	-	926,277	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	645,971	-	-	-	-	-	-	645,971	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,383,345	1,412,431	1,748,963	2,963,119	3,675,754	6,998,290	6,619,651	9,812,207	5,456,736	6,780,490	6,753,320	839,131	1,509,579	-	-	-	56,953,014	0.16%
	Current and Less Than 30 Days Past Due	2,383,345	1,412,431	1,748,963	2,963,119	3,675,754	6,998,290	6,619,651	9,812,207	5,456,736	6,780,490	6,753,320	839,131	1,509,579	-	-	-	56,953,014	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,522,544,693	1,086,155,422	1,467,984,549	2,097,581,698	2,744,336,553	3,219,463,976	3,716,754,620	4,064,533,759	4,042,147,153	3,431,237,565	3,221,411,879	2,380,709,166	1,479,902,049	401,575,338	19,464,488	2,499,731	34,898,302,639	100.00%
	Current and Less Than 30 Days Past Due	1,522,118,921	1,085,781,442	1,467,422,910	2,095,823,263	2,743,148,901	3,216,641,156	3,715,109,905	4,060,572,525	4,040,374,397	3,428,449,019	3,218,015,658	2,379,544,349	1,479,111,250	400,997,464	19,464,488	2,499,731	34,875,075,380	99.93%
	30 to 59 Days Past Due	354,971	373,979	561,638	616,553	659,964	1,882,677	736,874	2,380,758	1,772,756	1,960,573	3,186,097	899,923	417,509	577,875	-	-	16,382,147	0.05%
	60 to 89 Days Past Due	70,802	-	-	1,141,882	527,688	940,143	907,841	1,580,476	-	827,974	210,123	264,894	373,290	-	-	-	6,845,113	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/30/2018
Distribution Date:	9/14/2018

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	28,396,092	18,687,156	26,145,793	34,350,449	42,709,312	47,870,181	46,402,513	42,115,254	45,047,814	39,773,440	46,323,146	37,713,315	34,579,792	10,264,276	934,814	-	501,313,347	1.44%
<=599	5,324,743	4,081,846	7,104,309	14,694,600	22,336,844	33,141,580	29,572,699	31,674,714	30,315,604	34,220,790	23,879,172	22,599,512	9,787,775	2,693,613	-	-	271,427,800	0.78%
600-650	13,498,174	8,947,157	17,986,878	22,806,502	45,245,038	59,303,417	67,299,244	84,845,678	81,928,384	77,677,800	76,295,373	45,211,055	35,962,941	6,343,202	1,153,764	-	644,504,609	1.85%
651-700	41,861,480	35,721,108	55,614,045	95,646,439	148,278,843	185,811,779	238,023,973	273,164,294	316,040,814	270,553,540	264,537,103	204,900,372	131,618,695	32,099,200	1,076,392	52,902	2,295,000,981	6.58%
701-750	113,496,483	92,614,290	127,583,700	209,558,160	324,946,400	378,263,596	479,376,833	581,487,671	592,115,550	493,520,456	506,266,489	393,762,915	247,007,826	54,414,014	2,518,676	-	4,596,933,059	13.17%
751-800	204,058,375	164,014,465	223,424,958	359,731,047	486,763,714	615,792,138	729,440,666	856,303,137	876,792,333	768,003,024	722,969,569	532,851,052	343,903,981	88,614,009	6,477,649	339,007	6,979,479,125	20.00%
>800	1,115,909,347	762,089,399	1,010,124,866	1,360,794,502	1,674,056,401	1,899,281,284	2,126,638,690	2,194,943,010	2,099,906,654	1,747,488,514	1,581,141,027	1,143,670,944	677,041,040	207,147,024	7,303,194	2,107,822	19,609,643,718	56.19%
Total	1,522,544,693	1,086,155,422	1,467,984,549	2,097,581,698	2,744,336,553	3,219,463,976	3,716,754,620	4,064,533,759	4,042,147,153	3,431,237,565	3,221,411,879	2,380,709,166	1,479,902,049	401,575,338	19,464,488	2,499,731	34,898,302,639	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.